Condensed Statements of Stockholders' Equity (Deficit) - USD ($)	Mezzanine [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 3,485,313			$ 70,460	$ 176,279,264	$ (176,132,585)	$ 217,139
Balance, shares at Dec. 31, 2023				704,599,512
Stock compensation cost					76,287		76,287
Net loss						(471,004)	(471,004)
Balance at Mar. 31, 2024	3,485,313			$ 70,460	176,355,551	(176,603,589)	(177,578)
Balance, shares at Mar. 31, 2024				704,599,512
Balance at Dec. 31, 2023	3,485,313			$ 70,460	176,279,264	(176,132,585)	217,139
Balance, shares at Dec. 31, 2023				704,599,512
Net loss							(1,809,962)
Issuance of common shares for equity financing at cost, shares				1,325,472
Issuance of common stock through equity financing, shares				0
Balance at Dec. 31, 2024	3,485,313		$ 3,485,313	$ 70,460	176,508,484	(177,942,547)	(1,363,603)
Balance, shares at Dec. 31, 2024			34,853	704,599,512
Balance at Mar. 31, 2024	3,485,313			$ 70,460	176,355,551	(176,603,589)	(177,578)
Balance, shares at Mar. 31, 2024				704,599,512
Stock compensation cost					43,043		43,043
Net loss						(437,438)	(437,438)
Balance at Jun. 30, 2024	3,485,313			$ 70,460	176,398,594	(177,041,027)	(571,973)
Balance, shares at Jun. 30, 2024				704,599,512
Stock compensation cost					54,945		54,945
Net loss						(438,741)	(438,741)
Balance at Sep. 30, 2024	3,485,313			$ 70,460	176,453,539	(177,479,768)	(955,769)
Balance, shares at Sep. 30, 2024				704,599,512
Stock compensation cost					54,945		54,945
Net loss						(462,779)	(462,779)
Balance at Dec. 31, 2024	3,485,313		$ 3,485,313	$ 70,460	176,508,484	(177,942,547)	(1,363,603)
Balance, shares at Dec. 31, 2024			34,853	704,599,512
Stock compensation cost					55,376		55,376
Net loss						(476,094)	(476,094)
Balance at Mar. 31, 2025	3,485,313		$ 3,485,313	$ 70,460	176,563,860	(178,418,641)	(1,784,321)
Balance, shares at Mar. 31, 2025			34,853	704,599,512
Balance at Dec. 31, 2024	3,485,313		$ 3,485,313	$ 70,460	176,508,484	(177,942,547)	(1,363,603)
Balance, shares at Dec. 31, 2024			34,853	704,599,512
Net loss							(1,099,798)
Balance at Jun. 30, 2025	3,485,313		$ 3,485,313	$ 70,540	176,654,931	(179,042,345)	(2,316,874)
Balance, shares at Jun. 30, 2025			34,853	705,403,048
Balance at Dec. 31, 2024	3,485,313		$ 3,485,313	$ 70,460	176,508,484	(177,942,547)	(1,363,603)
Balance, shares at Dec. 31, 2024			34,853	704,599,512
Net loss							(2,846,943)
Issuance of common shares for equity financing at cost, shares				1,325,472
Issuance of common stock through equity financing, shares				63,431,529
Balance at Dec. 31, 2025	3,485,313		$ 3,485,313	$ 76,803	178,676,658	(180,789,490)	(2,036,029)
Balance, shares at Dec. 31, 2025			34,853	768,031,041
Balance at Mar. 31, 2025	3,485,313		$ 3,485,313	$ 70,460	176,563,860	(178,418,641)	(1,784,321)
Balance, shares at Mar. 31, 2025			34,853	704,599,512
Stock compensation cost					61,151		61,151
Net loss						(623,704)	(623,704)
Issuance of common shares for equity financing at cost				$ 80	29,920		30,000
Issuance of common shares for equity financing at cost, shares				803,536
Balance at Jun. 30, 2025	3,485,313		$ 3,485,313	$ 70,540	176,654,931	(179,042,345)	(2,316,874)
Balance, shares at Jun. 30, 2025			34,853	705,403,048
Stock compensation cost					63,315		63,315
Net loss						(482,096)	(482,096)
Issuance of common stock through equity financing				$ 2,525	583,255		585,780
Issuance of common stock through equity financing, shares				25,245,680
Balance at Sep. 30, 2025	3,485,313			$ 73,065	177,301,501	(179,524,441)	(2,149,875)
Balance, shares at Sep. 30, 2025				730,648,728
Stock compensation cost					668,868		668,868
Net loss						(1,265,049)	(1,265,049)
Issuance of common stock through equity financing				$ 3,738	706,289		710,027
Issuance of common stock through equity financing, shares				37,382,313
Balance at Dec. 31, 2025	3,485,313		$ 3,485,313	$ 76,803	178,676,658	(180,789,490)	(2,036,029)
Balance, shares at Dec. 31, 2025			34,853	768,031,041
Stock compensation cost					140,675		140,675
Net loss						(822,996)	(822,996)
Balance at Mar. 31, 2026			$ 3,485,313	$ 76,803	178,817,333	(181,612,486)	(2,718,350)
Balance, shares at Mar. 31, 2026			34,853	768,031,041
Balance at Dec. 31, 2025	$ 3,485,313		$ 3,485,313	$ 76,803	178,676,658	(180,789,490)	(2,036,029)
Balance, shares at Dec. 31, 2025			34,853	768,031,041
Net loss							(1,740,818)
Adjustment to mezzanine			$ 39,200
Adjustment to mezzanine, shares			392
Balance at Jun. 30, 2026			$ 3,446,113	$ 81,444	179,805,585	(182,530,308)	(2,643,279)
Balance, shares at Jun. 30, 2026			34,461	814,441,380
Balance at Mar. 31, 2026			$ 3,485,313	$ 76,803	178,817,333	(181,612,486)	(2,718,350)
Balance, shares at Mar. 31, 2026			34,853	768,031,041
Stock compensation cost					190,658		190,658
Net loss						(917,822)	(917,822)
Issuance of common shares for equity financing at cost				$ 4,641	758,394		763,035
Issuance of common shares for equity financing at cost, shares				46,410,339
Adjustment to mezzanine			$ (39,200)		39,200		39,200
Adjustment to mezzanine, shares			(392)
Balance at Jun. 30, 2026			$ 3,446,113	$ 81,444	$ 179,805,585	$ (182,530,308)	$ (2,643,279)
Balance, shares at Jun. 30, 2026			34,461	814,441,380